Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	Useful	December 31,	December 31,
	Life	2023	2022
		$ thousands	$ thousands
Original amounts:
Software development costs	5 – 10	13,096	9,558
Core technology	2 – 6	3,638	-
Customer relationship	2 – 5	1,209	-
Trademark	2	440	-

		18,383	9,558

Accumulated amortization:
Software development costs		(1,889)	(1,350)
Core technology		(57)	-
Customer relationship		(19)	-
Trademark		(17)	-

		(1,982)	(1,350)

Other Intangible assets, net:
Software development costs		11,207	8,208
Core technology		3,581	-
Customer relationship		1,190	-
Trademark		423	-

Other Intangible assets, net:		16,401	8,208

Schedule of Estimated Future Amortization Expense of Other Intangible Assets
$ thousands
2024	1,806
2025	2,594
2026	2,252
2027	1,916
2028	1,856
2029 and thereafter	5,977

Total expected amortization	16,401